Other Current Assets	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
Note 4 — Other Current Assets

	December 31, 2016	December 31, 2015

Escrow Deposit	$1,250,000	$1,075,000
Deposit for PRC Acquisition	$322,381	$-
Prepayment of Insurance	$180,000	$196,569
Advertisement Deposit	$-	$87,733
Others	80,584	88,853

	$1,832,965	$1,448,155

Escrow Deposit

As of December 31, 2016, the escrow deposit for an agreement related to a South Korea acquisition project which lapsed in September was still held by an attorney.  Management expects to exercise their right to receive the escrow deposit in full within the next twelve months.

Deposit for PRC Acquisition

As of December 31, 2016, the Company was deposited approximately $322,000 to Guangzhou LiNiu Network Technology Co. Ltd. (“LiNiu Network”) as a good faith in order to secure the potential acquisition. The deposit will use to set-off the purchase consideration if the after tax profit was met. The acquisition was completed on February 28, 2017 (Note 16).

Prepayment of Insurance

This is represented the prepayment of directors and officers liabilities insurance and it amortize over twelve months.

Advertisement Deposit

The amounts related to promote the VIP rooms in Macau. Since the Company was closed four VIP rooms in Macau during the third quarter of 2016, no further promotion needed and thus no deposit as of December 31, 2016.

Others

It is mainly represented the gaming licenses deposit, rental deposit and utilities.